Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Liabilities
Schedule of accrued liabilities

        Accrued liabilities consisted of the following as at December 31 (in thousands):

	2015	2014
Accrued payroll	$1,162	$1,175
Accrued interest	8,059	9,457
Accrued expenses	4,793	14,073

Total	$14,014	$24,705